Principal Funds, Inc.
Supplement dated July 12, 2017
to the Statement of Additional Information dated April 7, 2017 as revised on May 2, 2017 and amended and restated on June 12, 2017
(as supplemented June 16, 2017)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

INVESTMENT ADVISORY AND OTHER SERVICES
Under Management Agreement, delete the row for Blue Chip from the second table, and add the following row to the third table:

Blue Chip	0.70%	0.68%	0.66%	0.65%	0.64%	0.63%

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